SCHEDULE OF CHANGES IN NON-CASH FLOW WORKING CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information
Trade and other receivables	$ 281	$ (3,774)
Deposits and prepaid expenses	(168)	(83)
Trade and other payables	4,901	9,451
Foreign currency	(1)	(3)
Changes in non-cash flow working capital	5,013	5,591
Related to operating activities	1,714	(2,140)
Related to investing activities	$ 3,299	$ 7,731